Equity - Summary of Accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrealized losses on available-for-sale marketable securities, net
Beginning balance	$ 0
Other comprehensive loss before reclassifications	59
Amounts reclassified from accumulated other comprehensive loss	0
Other comprehensive loss, net of tax	59
Ending balance	59	$ 0
Foreign currency translation adjustments
Beginning balance	0
Other comprehensive loss before reclassifications	4,791
Amounts reclassified from accumulated other comprehensive loss	0
Other comprehensive loss, net of tax	4,791	0	$ 0
Ending balance	4,791	0
Total
Beginning balance	0
Other comprehensive loss before reclassifications	4,850
Amounts reclassified from accumulated other comprehensive loss	0
Other comprehensive loss, net of tax	4,850	0	$ 0
Ending balance	$ 4,850	$ 0